Derivative Instruments and Hedging Activities - Additional Information (Detail) € in Millions, SFr in Millions, $ in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 CHF (SFr)	Jun. 30, 2021 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Fair value hedges of fixed rate obligations							$ 1.0
Unamortized balance related to discontinued hedges instruments which will be recognized under effective interest rate method	$ 0.0
Forward starting interest rate swap cash flow hedge to be amortized	$ 25.3
Percentage of debt designated as net investment hedges	100.00%
Expected months of hedging of inter company sales of inventory to minimize the effects of foreign exchange rate movements	30 months
Loss on early extinguishment of debt	$ (165.1)	$ 0.0	$ 0.0
Fair value of outstanding derivative instruments, net unrealized loss deferred in accumulated other comprehensive income	33.8
Gains (losses) on derivatives	3.7	$ 22.8	$ 3.4
Cost of Products Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of outstanding derivative instruments, loss, expected to be reclassified to earnings	27.9
Fair value of outstanding derivative instruments, loss, net of taxes expected to be reclassified to earnings	23.6
Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of outstanding derivative instruments, loss, net of taxes expected to be reclassified to earnings	0.5
Fair value of outstanding derivative instruments, loss, expected to be reclassified to earnings	0.7
Cash Flow Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of outstanding derivative instruments, unrealized loss net of taxes deferred in accumulated other comprehensive income	32.1
Cross Currency Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative notional amount, Total				€ 675	¥ 7	SFr 50
Cross-Currency Interest Rate Swaps Matured [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative notional amount, Total | €				€ 775
Net Investment Hedge Gain Loss At Maturity	40.0
Foreign Exchange Contract [Member] | U.S. Dollars [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative notional amount, Total	1,295.2
Foreign Exchange Contract [Member] | Swiss Francs [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative notional amount, Total	$ 347.0
Senior Notes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate	4.45%			4.45%	4.45%	4.45%
4.450% [Member] | Senior Notes [Member] | Due in 2045 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Hedged senior notes maturity period	30 years
Interest rate	4.45%	4.45%		4.45%	4.45%	4.45%
Derivatives Designated as Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative notional amount, Total							$ 1,000.0
Derivatives Not Designated as Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loss on early extinguishment of debt	$ 12.0
Derivatives Not Designated as Hedges [Member] | Foreign Exchange Contract [Member] | Minimum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative notional amount, Total	1,500.0
Derivatives Not Designated as Hedges [Member] | Foreign Exchange Contract [Member] | Maximum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative notional amount, Total	$ 2,000.0